Accounts Receivable, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (14,237)	$ (25,676)
Reversal of provision		11,439
Provision	(1,664)
Ending balance	$ (15,901)	$ (14,237)